ACQUISITIONS - Assets Acquired And Liabilities Assumed (Details) - Alacer $ in Thousands	Sep. 16, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 270,445
Trade and other receivables	17,218
Inventories - current	224,992
Other assets - current	6,039
Mineral properties, plant and equipment	2,789,832
Inventories - non-current	124,775
Restricted cash	32,943
Investments in joint ventures	9,148
Other assets - non-current	9,575
Total identifiable assets acquired	3,484,967
Accounts payable and accrued liabilities	(71,861)
Current portion of debt	(70,000)
Debt	(175,000)
Reclamation and closure cost provision - non-current	(26,154)
Lease liabilities - non-current	(114,820)
Deferred income tax liabilities	(337,752)
Other non-current liabilities	(3,081)
Non-controlling interest	(506,652)
Total identifiable liabilities assumed	(1,305,320)
Total identifiable net assets	2,179,647
Withholding foreign tax on distributable earnings	29,200
Copler
Disclosure of detailed information about business combination [line items]
Investment incentive tax credit	$ 182,900